Equity Transactions - Schedule of Option Activity (Details) - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Beginning Balance, number of shares	67,253,280	47,503,280	47,503,280
Beginning Balance, weighted average exercise price	0.0008	0.0017	0.0017
Options granted, number of shares	204,000,250	19,750,000	47,503,280
Options granted, weighted average exercise price	0.0008	.0017
Options exercised, number of shares
Options exercised, weighted average exercise price
Options expired, number of shares
Options expired, weighted average exercise price
Ending Balance, number of shares	271,253,530	67,253,280	47,503,280
Ending Balance, weighted average exercise price	0.0008	0.0008	0.0017